Income Taxes And Tax Status (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (4,382,000)	$ (6,548,000)
State tax benefit	(897,000)	(674,000)
Impact of the Tax Act	0	41,646,000
Increase (decrease) in valuation allowance	5,304,000	(34,346,000)
Research and development credit	(51,000)	(129,000)
Other	26,000	51,000
Income Tax Expense (Benefit), Total